ENHANCED VOTING PREFERENCE SHARES	12 Months Ended
Dec. 31, 2025
Enhanced Voting Preference Shares
ENHANCED VOTING PREFERENCE SHARES

NOTE 12 – ENHANCED VOTING PREFERENCE SHARES

On September 20, 2024, the Company issued 75,000 Enhanced Voting Preference Shares (4,412 Enhanced Voting Preference Shares post reverse split) (the “Preference Shares”) to its Chief Executive Officer. The Preference Shares carry 50 votes per share but are without dividend rights. The Preference Shares expire automatically and revert back to the Company upon the earlier to occur of (i) the third anniversary of the date of issuance of the Preference Shares, or (ii) the Chief Executive Officer ceasing to hold office.

The creation and issuance of the Preference Shares had been approved by the Company’s shareholders at a duly called meeting on August 1, 2024.

These shares are accounted as a liability since the Company has a contractual obligation to repurchase the shares from its Chief Executive Officer and cannot be accounted as an equity instrument. The total value of the Enhanced Voting Preference Shares is US$26,250 (CDN$35,979) and US$24,747 (CDN$35,608) as of December 31, 2025, and 2024, respectively.

Reverse Stock Split

On October 18, 2024, the Company effected a 1-for-17 reverse stock split of its outstanding enhanced voting preference shares.